Income tax - Summary of Tax Loss Carry-forwards (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Major Components Of Tax Expense Income [Abstract]
Tax loss carry-forwards, Unlimited	$ 484,225
Tax loss carry-forwards	$ 484,225